Related party transactions - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 149	€ 140	€ 117
Amounts affecting cost of sales	(4,427)	(3,964)	(3,805)
Amounts affecting operating expenses	4	25	19
Amounts affecting finance costs, net	2	4	0
Total net amount affecting the consolidated income statement	(4,272)	(3,795)	€ (3,669)
Amounts due from TCCC	76	101
Amounts payable to TCCC	€ 320	€ 229